Benefit Plans (Summary Of Information About Options Outstanding) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2010 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	1,321
Options Outstanding, Weighted-Average Remaining Contractual Life, years	3.3
Options Outstanding, Weighted-Average Exercise Price	$ 47.52
Options Exercisable, Number	1,022
Options Exercisable, Weighted-Average Exercise Price	$ 49.12
Exercise Prices $23.12 - $34.45 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, upper range limit	$ 34.45
Exercise Prices, lower range limit	$ 23.12
Options Outstanding, Number	294
Options Outstanding, Weighted-Average Remaining Contractual Life, years	4.1
Options Outstanding, Weighted-Average Exercise Price	$ 34.03
Options Exercisable, Number	134
Options Exercisable, Weighted-Average Exercise Price	$ 33.54
Exercise Prices $41.29 - $47.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, upper range limit	$ 47.12
Exercise Prices, lower range limit	$ 41.29
Options Outstanding, Number	380
Options Outstanding, Weighted-Average Remaining Contractual Life, years	3.2
Options Outstanding, Weighted-Average Exercise Price	$ 45.10
Options Exercisable, Number	311
Options Exercisable, Weighted-Average Exercise Price	$ 45.94
Exercise Prices $50.09 - $52.82 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, upper range limit	$ 52.82
Exercise Prices, lower range limit	$ 50.09
Options Outstanding, Number	351
Options Outstanding, Weighted-Average Remaining Contractual Life, years	2.5
Options Outstanding, Weighted-Average Exercise Price	$ 50.31
Options Exercisable, Number	347
Options Exercisable, Weighted-Average Exercise Price	$ 50.31
Exercise Prices $57.38 - $60.74 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, upper range limit	$ 60.74
Exercise Prices, lower range limit	$ 57.38
Options Outstanding, Number	296
Options Outstanding, Weighted-Average Remaining Contractual Life, years	3.4
Options Outstanding, Weighted-Average Exercise Price	$ 60.71
Options Exercisable, Number	230
Options Exercisable, Weighted-Average Exercise Price	$ 60.71